Total
U.S. Large Cap Equity Portfolio
U.S. Large Cap Equity Portfolio
Investment Objective
The investment objective of the U.S. Large Cap Equity Portfolio is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Cap Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	U.S. Large Cap Equity Portfolio Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Large Cap Equity Portfolio Institutional Class [1]
Management Fee	0.12%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.15% to 0.12% effective as of February 28, 2020.

EXAMPLE
This Example is meant to help you compare the cost of investing in the U.S. Large Cap Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. Large Cap Equity Portfolio | Institutional Class | USD ($)	16	52	90	205

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
U.S. Large Cap Equity Portfolio | Institutional Class | USD ($)	16	52	90	205

PORTFOLIO TURNOVER
The U.S. Large Cap Equity Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Large Cap Equity Portfolio’s performance. During the most recent fiscal year, the U.S. Large Cap Equity Portfolio’s portfolio turnover rate was 22% of the average value of its investment portfolio.
Principal Investment Strategies
The U.S. Large Cap Equity Portfolio purchases a broad and diverse group of readily marketable securities of U.S. companies that Dimensional Fund Advisors LP (the “Advisor”) determines to be large capitalization companies within the U.S. Universe. A company’s market capitalization is the number of its shares outstanding times its price per share. The Advisor generally defines the U.S. Universe as a market capitalization weighted portfolio of U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Advisor. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization within the U.S. Universe or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company within the U.S. Universe, whichever results in the higher market capitalization break. Under the Advisor’s market capitalization guidelines described above, based on market capitalization data as of December 31, 2019, the market capitalization of a large cap company would be $6,482 million or above. This threshold will change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Equity Portfolio will invest at least 80% of its net assets in equity securities of large cap U.S. companies.

In addition, the Advisor may consider a company’s size, value, and/or profitability relative to other eligible companies when making investment decisions for the U.S. Large Cap Equity Portfolio. Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the U.S. Large Cap Equity Portfolio of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the Advisor determines to be appropriate. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.

The U.S. Large Cap Equity Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Large Cap Equity Portfolio may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment Strategy Risk: Securities that have low price to book ratios and/or high profitability may perform differently from the market as a whole and an investment strategy emphasizing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the U.S. Large Cap Equity Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Equity Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Equity Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The U.S. Large Cap Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the U.S. Large Cap Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Large Cap Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Large Cap Equity Portfolio Institutional Class Shares—Total Returns

January 2014-December  2019
Highest Quarter	Lowest Quarter
13.99% (1/19–3/19)	-14.61% (10/18–12/18)

Annualized Returns (%) Periods ending December 31, 2019
Average Annual Total Returns - U.S. Large Cap Equity Portfolio	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	31.52%	11.00%	13.02%	Jun. 25, 2013
Institutional Class | Return After Taxes on Distributions	30.97%	10.54%	12.52%	Jun. 25, 2013
Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares	19.00%	8.66%	10.46%	Jun. 25, 2013
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	31.43%	11.48%	13.69%